Fixed Assets	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.  Fixed Assets

At December 31, 2016, fixed assets, net consisted of the following:

Office equipment and computers	$8,048
Website development costs	540,146
548,194
Accumulated depreciation and amortization	(390)
Fixed assets, net	$547,804

At December 31, 2016, the Company has not yet launched its website and accordingly no amortization of capitalized website development cost was recorded during the period from July 22, 2016 (Inception) to December 31, 2016.

5.  Fixed Assets

At June 30, 2017 and December 31, 2016, fixed assets, net consisted of the following:

	June 30, 2017	December 31, 2016
Office equipment and computers	$22,241	$8,048
Furniture and Equipment	20,621	0
Website development costs	1,898,951	540,146
	1,941,813	548,194
Accumulated depreciation and amortization	(56,726)	(390)
Fixed assets, net	$1,885,087	$547,804

In June 2017, the Company launched certain elements of its website, and accordingly, $53,000 of amortization expense, representing one month of amortization of capitalized website development costs, was recorded during the three and six months ended June 30, 2017.